Average Annual Total Returns - FidelityIntermediateMunicipalIncomeFund-RetailPRO - FidelityIntermediateMunicipalIncomeFund-RetailPRO - Fidelity Intermediate Municipal Income Fund	Mar. 01, 2023
Fidelity Intermediate Municipal Income Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(6.27%)
Past 5 years	1.33%
Past 10 years	1.83%
Fidelity Intermediate Municipal Income Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(6.27%)
Past 5 years	1.30%
Past 10 years	1.80%
Fidelity Intermediate Municipal Income Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(2.93%)
Past 5 years	1.55%
Past 10 years	1.97%
LB015
Average Annual Return:
Past 1 year	(8.53%)
Past 5 years	1.25%
Past 10 years	2.13%
LB042
Average Annual Return:
Past 1 year	(5.95%)
Past 5 years	1.44%
Past 10 years	1.95%